Share Capital - Schedule of Common Stock (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Schedule Of Capitalization Equity [Line Items]
Beginning balance, Shares	120,842,448	120,247,647
Issued on exercise of stock options, Shares	4,333	625,201
Issued on sale of shares under Employee Share Purchase Plan, Shares	70,600	94,600
Conversion of deferred stock units to common shares	53,300
Repurchased under normal course issuer bid, Shares	(2,398,500)	(125,000)
Ending balance, Shares	118,572,181	120,842,448
Beginning balance	$ 427,781	$ 426,037
Issued on exercise of stock options	11	1,269
Transfer from additional paid-in capital on exercise of options	6	787
Issued on sale of shares under Employee Share Purchase Plan	72	131
Conversion of deferred stock units to common shares	116
Repurchased under normal course issuer bid	(4,225)	(329)
Ending balance	$ 419,485	$ 427,781
Capital Stock [Member]
Schedule Of Capitalization Equity [Line Items]
Repurchased under normal course issuer bid, Shares	(2,398,500)	(125,000)
Issued on exercise of stock options	$ 17	$ 2,056
Issued on sale of shares under Employee Share Purchase Plan	72	131
Conversion of deferred stock units to common shares	116
Repurchased under normal course issuer bid	$ (8,501)	$ (443)